Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share

The following table sets forth the outstanding potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to do so would be anti-dilutive:

	For the Three Months Ended
	March 31,
	2024	2023
Warrants [1]	689,520	24,653	(2)
Options	10,243	6,086
Series A Convertible Preferred Stock	72	2,467	(3)
Series B Convertible Preferred Stock	2,067	1,446	(4)
Total potentially dilutive shares	701,902	34,653

[1]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 341 shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported. See Note 6 - Commitments and Contingencies - License Agreements for details.
[2]	Does not include an additional 9,869 shares if the Successor Series A warrant exercise price resets to its floor price.
[3]	Does not include an additional 9,689 shares if the Successor Series A Convertible Preferred Stock conversion price resets to its floor price.
[4]	Does not include an additional 620 shares if the Successor Series B Convertible Preferred Stock conversion price resets to its floor price.

The following table sets forth the outstanding potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to do so would be anti-dilutive:

	Successor			Predecessor
	December 31,
	2023	2022		December 12, 2022
Predecessor warrants [1]	-	-		8,560,561
Successor warrants [1]	903,320	24,697	[2]	-
Predecessor options	-			10,039,348
Successor options	10,243	5,762		-
Successor Series A Convertible Preferred Stock	72	2,468	[3]	-
Successor Series B Convertible Preferred Stock	2,067	1,447	[4]	-
Predecessor Series A Convertible Preferred Stock	-	-		6,406,210
Total potentially dilutive shares	915,702	34,374		25,006,119

[1]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 342 shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported. See Note 8 - Commitments and Contingencies - License Agreements for details.

[2]	Does not include an additional 9,869 shares if the Successor Series A warrant exercise price resets to its floor price.

[3]	Does not include an additional 9,869 shares if the Successor Series A Convertible Preferred Stock conversion price resets to its floor price.

[4]	Does not include an additional 620 shares if the Successor Series B Convertible Preferred Stock conversion price resets to its floor price.